UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-23299
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OFS Credit Company, Inc.
(Exact name of registrant as specified in charter)
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10 South Wacker Drive, Suite 2500
Chicago, IL 60606
(Address of principal executive offices)
Bilal Rashid
Chief Executive Officer
OFS Credit Company, Inc.
10 South Wacker Drive, Suite 2500
Chicago, IL 60606
(Name and address of agent for service)
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Registrant’s telephone number, including area code: (847) 734-2000
Date of fiscal year end: October 31
Date of reporting period: July 1, 2020 - June 30, 2021

Item 1. Proxy Voting Record.

Issuer Name: Elevation CLO 2017-8 Ltd.
Meeting Date: October 20, 2020
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 28622TAJ4
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. ("OCCI") Recommendation	Vote Cast	Sponsor
1	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Wind River 2014-3 CLO Ltd.
Meeting Date: October 22, 2020
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 88432JAA9
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. ("OCCI") Recommendation	Vote Cast	Sponsor
2	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Flatiron CLO 17 Ltd.
Meeting Date: February 16, 2021
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 33882FAB6
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. ("OCCI") Recommendation	Vote Cast	Sponsor
3	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Venture 33 CLO Ltd.
Meeting Date: February 26, 2021
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 92331GAE1
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. ("OCCI") Recommendation	Vote Cast	Sponsor
4	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: MidOcean Credit CLO VIII Ltd.
Meeting Date: April 6, 2021
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 59801NAE6
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. ("OCCI") Recommendation	Vote Cast	Sponsor
5	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Marble Point CLO X Ltd.
Meeting Date: April 15, 2021
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 566062AC9
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. ("OCCI") Recommendation	Vote Cast	Sponsor
6	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Battalion CLO XI Ltd.
Meeting Date: April 26, 2021
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 07132MAC1
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. ("OCCI") Recommendation	Vote Cast	Sponsor
7	OCCI elected in favor of resetting this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Madison Park Funding XXIII Ltd.
Meeting Date: June 15, 2021
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 55820UAC9
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. ("OCCI") Recommendation	Vote Cast	Sponsor
8	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Halcyon Loan Advisors Funding 2018-1 Ltd.
Meeting Date: June 30, 2021
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 40539HAC2
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. ("OCCI") Recommendation	Vote Cast	Sponsor
9	OCCI abstained from voting on an amendment to change the Moody's rating methodology.	Manager	Abstain	Abstain	Manager

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFS CREDIT COMPANY, INC.

By:	/s/ Bilal Rashid
Bilal Rashid
Chief Executive Officer
Date: August 24, 2021